Income Taxes - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		9 Months Ended		1 Months Ended	9 Months Ended
	Feb. 24, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2013 State [Member]	Dec. 31, 2012 State [Member]	Sep. 30, 2013 Federal [Member]	Dec. 31, 2012 Federal [Member]	May 21, 2013 Common stock, Class A [Member]	Feb. 24, 2012 Common stock, Class A [Member]	Sep. 30, 2013 Common stock, Class A [Member]	Dec. 31, 2012 Common stock, Class A [Member]	Feb. 24, 2012 Second Lien Notes [Member]	Sep. 30, 2013 Second Lien Notes [Member]
Income Taxes [Line Items]
Operating loss carry forwards										$ 508,300,000		$ 243,800,000
Year in which net operating loss carry forwards begin to expire									2015	2013		2028
Unused built-in losses available to offset future income									37,300,000	27,900,000	59,600,000	42,100,000
Unused built in losses available to offset future income expiration Period					2017	2017
Valuation allowance		117,000,000			117,000,000	200,048,000	125,800,000	202,322,000
Income tax refund receivable							75,000
Issuance of common stock	92,400,000												10,005,000	44,793,255	44,793,255
Common stock, par value	$ 0.01													$ 0.01	$ 0.01	$ 0.01
Aggregate principal amount of senior secured notes	283,500,000							283,483,000									75,000,000	75,000,000
Interest rate of senior note	10.00%																12.00%	12.00%
Secured note maturity date																	2017	2017
Cancellation of Debt																		203,000,000
Operating loss carry forwards									$ 52,500,000
Testing period					5 years
Year in which unused built-in loss carry-forwards begin to expire					2033
Effective Income Tax Rate Reconciliation, Percent		37.30%	0.00%	0.00%	26.90%